FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets and Liabilities Measured on a Recurring Basis

The following table summarizes information about the fair value of the above warrants related to share purchase agreements:

	December 31,
	2013	2012

January Warrants	$-	$25
A Warrants	27	39
A' Warrants	54	72

Total	$81	$136